Equity and stock-based compensation (Details) (USD $)	12 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2011	Nov. 30, 2011 Long-Term Incentive Plan	Jun. 30, 2012 Restricted Stock Awards	Dec. 31, 2011 Restricted Stock Awards
Stock-based compensation
Vested restricted units exchanged for shares of common stock	2,500,807
Unvested restricted units exchanged for restricted stock awards (in shares)	912,038
Equity and stock-based compensation
Shares available for issuance		10,000,000
Restricted stock awards
Outstanding at the beginning of the period (in shares)			911,000
Exchanged (in shares)				912,000
Vested (in shares)			(233,000)	(1,000)
Outstanding at the end of the period (in shares)			1,357,000	911,000
Forfeited (in shares)			(98,000)
Weighted-average grant date fair value
Outstanding at the beginning of the period (in dollars per share)			$ 1.14
Exchanged (in dollars per share)				$ 1.14
Vested (in dollars per share)			$ 0.44	$ 1.11
Outstanding at the end of the period (in dollars per share)			$ 13.02	$ 1.14